SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

Stock options

On June 29, 2017, the 22nd series Stock Option Grant was approved at FRONTEO’s ordinary general meeting of shareholders. On June 25, 2018, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 22nd series Stock Option Grant.

The key terms and conditions for the 22nd series Stock Option Grant are as follows:

Grant date	June 26, 2018
Number of shares to be issued	26,600 shares
Exercise price per share	¥1,161
Vesting period	3 years
Exercise period of the stock options	June 27, 2021 to
June 26, 2024
Total number of recipients – employee/directors and employees of the Company	39
Conditions for the stock options to be vested	Enrolled as director or employee of the Company

Issuance of stocks by exercise of stock options

On June 26, 2018, the Company issued shares by exercise of stock option grants as follows:

Number of shares to be issued	82,000 shares
Proceeds from issuance of stocks	¥93,120 thousand
Amount of increased common stock	¥46,560 thousand
Amount of increased additional paid-in capital	¥46,560 thousand